Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Condensed Statements of Income [Line Items]
Selling and marketing expense			$ 1,673,100
Stock based Compensation (G&A)		12,355,200
General and administrative expenses	563	120,913	1,984,035
Impairment loss/Write-off Other Assets		1,275,000
Expected credit loss	4,033
Interest income		(127)	(3,407)
Interest expense			262,774
Loss from operation	(4,596)	(13,750,986)	(3,916,502)
Loss on remeasurement of contract asset for digital currency receipt	(66,300)
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(10,120,162)	(45,381,937)	(5,472,046)
Loss before income tax expense	(10,191,058)	(59,132,923)	(9,388,548)
Income tax expense
Net loss	(10,191,058)	(59,132,923)	(9,388,548)
Foreign currency translation income (loss)	(105,851)	605,499	(400,081)
Total comprehensive losses	$ (10,296,909)	$ (58,527,424)	$ (9,788,629)